Consolidated Statement of Comprehensive Income Unaudited - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Profit after tax	£ 760	£ 571
Movement in fair value reserve (debt instruments):
Change in fair value	(171)	(62)
Income statement transfers	162	59
Taxation	4	(1)
Other comprehensive income, fair value reserve (debt instruments)	(5)	(4)
Cash flow hedges:
Effective portion of changes in fair value	729	(618)
Income statement transfers	(1,807)	376
Taxation	299	40
Other comprehensive income, cash flow hedges, total	(779)	(202)
Net other comprehensive expense that may be reclassified to profit or loss subsequently	(784)	(206)
Pension remeasurement:
Change in fair value	326	745
Taxation	(26)	(248)
Pension remeasurement, total	300	497
Own credit adjustment:
Change in fair value	29	0
Taxation	(9)	0
Own credit adjustment, total	20	0
Net other comprehensive income that will not be reclassified to profit or loss subsequently	320	497
Total other comprehensive income/(expense) net of tax	(464)	291
Total comprehensive income	296	862
Attributable to:
Equity holders of the parent	279	827
Non-controlling interests	17	35
Total comprehensive income	£ 296	£ 862